Statement of Changes in Shareholders' Equity (USD $)	Total USD ($)	General Shares [Member]	General Shares [Member] Total Equity [Member] USD ($)	Shares [Member]	Shares [Member] Total Equity [Member] USD ($)
Balance at Dec. 31, 2010	$ 207,565,057		$ 2,185		$ 207,562,872
Balance shares at Dec. 31, 2010		40		3,800,000
Sale of Shares, value	244,321,451				244,321,451
Sale of Shares, shares				3,800,000
Redemption of Shares, value	(361,748,490)				(361,748,490)
Redemption of Shares, share				(6,000,000)
Net Increase (Decrease) due to Share Transactions	(117,427,039)				(117,427,039)
Net Increase (Decrease) due to Share Transactions, shares				(2,200,000)
Net Income (Loss)
Net investment income (loss)	(1,553,239)		(30)		(1,553,209)
Net realized gain (loss) on United States Treasury Obligations and Futures	39,688,828		773		39,688,055
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(50,614,307)		(986)		(50,613,321)
Net Income (Loss)	(12,478,718)		(243)		(12,478,475)
Net Change in Net Assets, value	(129,905,757)		(243)		(129,905,514)
Net Change in Net Assets, shares				(2,200,000)
Balance at Dec. 31, 2011	77,659,300		1,942		77,657,358
Balance shares at Dec. 31, 2011		40		1,600,000
Redemption of Shares, value	(21,345,998)				(21,345,998)
Redemption of Shares, share				(400,000)
Net Increase (Decrease) due to Share Transactions	(21,345,998)				(21,345,998)
Net Increase (Decrease) due to Share Transactions, shares				(400,000)
Net Income (Loss)
Net investment income (loss)	(498,589)		(11)		(498,578)
Net realized gain (loss) on United States Treasury Obligations and Futures	(9,235,500)		(208)		(9,235,292)
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	15,765,376		355		15,765,021
Net Income (Loss)	6,031,287		136		6,031,151
Net Change in Net Assets, value	(15,314,711)		136		(15,314,847)
Net Change in Net Assets, shares				(400,000)
Balance at Dec. 31, 2012	62,344,589		2,078		62,342,511
Balance shares at Dec. 31, 2012		40		1,200,000
Redemption of Shares, value	(7,932,224)				(7,932,224)
Redemption of Shares, share				(200,000)
Net Increase (Decrease) due to Share Transactions	(7,932,224)				(7,932,224)
Net Increase (Decrease) due to Share Transactions, shares				(200,000)
Net Income (Loss)
Net investment income (loss)	(302,521)		(11)		(302,510)
Net realized gain (loss) on United States Treasury Obligations and Futures	(24,527,331)		(871)		(24,526,460)
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	2,636,193		94		2,636,099
Net Income (Loss)	(22,193,659)		(788)		(22,192,871)
Net Change in Net Assets, value	(30,125,883)		(788)		(30,125,095)
Net Change in Net Assets, shares				(200,000)
Balance at Dec. 31, 2013	$ 32,218,706		$ 1,290		$ 32,217,416
Balance shares at Dec. 31, 2013		40		1,000,000